Equity Capital Structure	6 Months Ended
Jun. 30, 2024
Equity Capital Structure [Abstract]
Equity Capital Structure
10.	Equity Capital Structure:

Reverse Stock Split

On March 27, 2024, the Company effected a 1-for-10 reverse stock split of its common shares without any change in the number of authorized common shares. All share and per share amounts, as well as the number of warrant shares eligible for purchase under the Company’s effective warrant schemes in the accompanying unaudited interim consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of March 27, 2024, was decreased to 9,662,354 while the par value of the Company’s common shares remained unchanged to $0.001 per share.

As of June 30, 2024 the Company’s outstanding, (i) Class A warrants issued on June 26, 2020 were exercisable in the aggregate into 623 of our common shares, par value $0.001 per share, at an exercise price of $25.30 per warrant share and (ii) Common Share Purchase Warrants issued on April 7, 2021 (the “April 7 Warrants”) were exercisable in the aggregate into 25,000 of our common shares, par value $0.001 per share, at an exercise price of $55.30 per warrant share.

For a further description of the terms and rights of the Company’s capital stock and details of its equity transactions prior to January 1, 2024, please refer to Note 10 to the consolidated financial statements for the year ended December 31, 2023 included in the Company’s 2023 Annual Report.

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.

Nasdaq Minimum Bid Price Requirement

On April 20, 2023, the Company received a notification from the Nasdaq Stock Market (“Nasdaq”) that it was not in compliance with the minimum $1.00 per share bid price requirement for continued listing (the “Minimum Bid Price Requirement”) on the Nasdaq Capital Market and was provided with 180 calendar days to regain compliance with the Minimum Bid Price Requirement. On October 18, 2023, the Company received a notification letter from Nasdaq granting the Company an additional 180-day extension, until April 15, 2024 to regain compliance with the Minimum Bid Price Requirement (the “Second Compliance Period”).

On March 27, 2024, the Company effected a 1-for-10 reverse stock split of its common shares without any change in the number of authorized common shares. All share and per share amounts, as well as the number of warrant shares eligible for purchase under the Company’s effective warrant schemes in the accompanying unaudited interim consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of March 27, 2024, was decreased to 9,662,354 while the par value of the Company’s common shares remained unchanged to $0.001 per share.

On April 11, 2024, the Company received a written confirmation from Nasdaq that it had regained compliance with the Minimum Bid Price Requirement.

Warrants tender offer

On April 22, 2024, the Company commenced a tender offer to purchase all of its outstanding April 7 Warrants at a price of $0.105 per warrant. The April 7 Warrants were exercisable in the aggregate into 1,033,077 of the Company’s common shares, par value $0.001 per share (the “Warrant Shares”), at an exercise price per warrant share of $55.30.  The number of Warrant Shares and the exercise price reflected adjustments as a result of the 1-for-10 reverse stock split discussed above. On May 31, 2024, the Company repurchased in the tender offer 10,080,770 Warrants, exercisable in the aggregate into 1,008,077 Common Shares for an aggregate cost of $1,058,481 excluding fees relating to the tender offer. Following the retirement and cancellation by the Company of the April 7 Warrants purchased pursuant to the tender offer, the April 7 Warrants that remain outstanding are exercisable in the aggregate into 25,000 Common Shares.

Mezzanine equity:

5.00% SERIES D CUMULATIVE PERPETUAL CONVERTIBLE PREFERRED SHARES

On August 7, 2023, the Company agreed to issue 50,000 Series D Preferred Shares, having a stated value of $1,000 and par value of $0.001 per share, to Toro for aggregate consideration of $50.0 million in cash. Details of the Company’s Series D Preferred Shares are discussed in Note 10 to the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

The Series D Preferred Shares are convertible, in whole or in part, at the holder’s option to common shares of Castor from the first anniversary of their issue date at the lower of (i) $7.00 per common share, and (ii) the 5-day-value-weighted average price immediately preceding the conversion. The conversion price of the Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares and was adjusted to $7.00 per common share on March 27, 2024 from $0.70 per common share following effectiveness of the 1-for-10 reverse stock split discussed herein. The minimum conversion price of the Series D Preferred Shares is $0.30 per common share.

The Company uses an effective interest rate of 6.12% over the expected life of the Series D Preferred Shares being nine years, which is the expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts. The amount accreted in the six months ended June 30, 2024, was $249,515, and is presented as ‘Deemed dividend on Series D Preferred Shares’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

As of June 30, 2024, the net value of Mezzanine Equity amounted to $49,799,004, including the amount of $249,515 of deemed dividend on the Series D Preferred Shares in the six months ended June 30, 2024, and is separately presented as ‘Mezzanine Equity’ in the accompanying unaudited condensed consolidated balance sheet. During the six months ended June 30, 2024, the Company paid to Toro a dividend amounting to $1,250,000 on the Series D Preferred Shares for the periods from October 15, 2023 to January 14, 2024 and from January 15, 2024 to April 14, 2024, and the accrued amount for the period from April 15, 2024 to June 30, 2024 (included in the dividend period ended July 14, 2024) amounted to $555,556.